Net fee and commission income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fee type
Total revenue from contracts with customers	£ 8,029	£ 8,460	£ 7,298
Other non-contract fee income	142	121	119
Fee and commission income	8,171	8,581	7,417
Fee and commission expense	(2,745)	(1,994)	(1,758)
Net fee and commission income	5,426	6,587	5,659
Transactional
Fee type
Total revenue from contracts with customers	3,252	2,548	2,330
Advisory
Fee type
Total revenue from contracts with customers	964	1,096	693
Brokerage and execution
Fee type
Total revenue from contracts with customers	1,521	1,135	1,173
Underwriting and syndication
Fee type
Total revenue from contracts with customers	2,037	3,425	2,867
Other
Fee type
Total revenue from contracts with customers	255	256	235
Operating segments | Corporate and Investment Bank
Fee type
Total revenue from contracts with customers	4,869	5,945	4,987
Other non-contract fee income	138	116	114
Fee and commission income	5,007	6,061	5,101
Fee and commission expense	(966)	(781)	(768)
Net fee and commission income	4,041	5,280	4,333
Operating segments | Corporate and Investment Bank | Transactional
Fee type
Total revenue from contracts with customers	449	390	357
Operating segments | Corporate and Investment Bank | Advisory
Fee type
Total revenue from contracts with customers	820	968	593
Operating segments | Corporate and Investment Bank | Brokerage and execution
Fee type
Total revenue from contracts with customers	1,465	1,082	1,116
Operating segments | Corporate and Investment Bank | Underwriting and syndication
Fee type
Total revenue from contracts with customers	2,036	3,425	2,867
Operating segments | Corporate and Investment Bank | Other
Fee type
Total revenue from contracts with customers	99	80	54
Operating segments | Consumer, Cards and Payments
Fee type
Total revenue from contracts with customers	3,138	2,494	2,282
Other non-contract fee income	4	5	5
Fee and commission income	3,142	2,499	2,287
Fee and commission expense	(1,778)	(1,207)	(988)
Net fee and commission income	1,364	1,292	1,299
Operating segments | Consumer, Cards and Payments | Transactional
Fee type
Total revenue from contracts with customers	2,803	2,158	1,973
Operating segments | Consumer, Cards and Payments | Advisory
Fee type
Total revenue from contracts with customers	144	128	100
Operating segments | Consumer, Cards and Payments | Brokerage and execution
Fee type
Total revenue from contracts with customers	56	53	57
Operating segments | Consumer, Cards and Payments | Underwriting and syndication
Fee type
Total revenue from contracts with customers	1	0	0
Operating segments | Consumer, Cards and Payments | Other
Fee type
Total revenue from contracts with customers	134	155	152
Head Office
Fee type
Total revenue from contracts with customers	22	21	29
Other non-contract fee income	0	0	0
Fee and commission income	22	21	29
Fee and commission expense	(1)	(6)	(2)
Net fee and commission income	21	15	27
Head Office | Transactional
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Advisory
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Brokerage and execution
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Underwriting and syndication
Fee type
Total revenue from contracts with customers	0	0	0
Head Office | Other
Fee type
Total revenue from contracts with customers	£ 22	£ 21	£ 29